PIMCO Variable Insurance Trust
Supplement Dated August 21, 2026 to the
Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class Prospectus (each, a “Prospectus”) and Statement of Additional Information (“SAI”), each dated April 30, 2026, each as supplemented from time to time
Disclosure Related to the PIMCO All Asset Portfolio, PIMCO Global Bond Opportunities Portfolio (Unhedged), PIMCO Global Managed Asset Allocation Portfolio and PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (each, a “Portfolio” and together, the “Portfolios”)
PIMCO All Asset Portfolio
Effective October 1, 2026, the supervisory and administrative fee for Administrative Class, Advisor Class, Class M and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Portfolio’s Management Fees decreasing by 0.05% for each of the Administrative Class, Advisor Class, Class M and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectus, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Supervisory and Administrative Fee” sections. In addition, effective October 1, 2026, in the SAI, corresponding changes are made to the “Management of the Trust-Supervisory and Administrative Fee Rates” section.
PIMCO Global Bond Opportunities Portfolio (Unhedged)
Effective October 1, 2026, the supervisory and administrative fee for Administrative Class, Advisor Class and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Portfolio’s Management Fees decreasing by 0.05% for each of the Administrative Class, Advisor Class and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectus, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Supervisory and Administrative Fee” sections. In addition, effective October 1, 2026, in the SAI, corresponding changes are made to the “Management of the Trust-Supervisory and Administrative Fee Rates” section.
PIMCO Global Managed Asset Allocation Portfolio
Effective October 1, 2026, the advisory fee for Administrative Class, Advisor Class and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.35%. These advisory fee decreases will result in the Portfolio’s Management Fees decreasing by 0.35% for each of the Administrative Class, Advisor Class and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectus, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Advisory Fee” sections. In addition, effective October 1, 2026, in the SAI, corresponding changes are made to the “Management of the Trust-Advisory Fee Rates” section.

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Effective October 1, 2026, the supervisory and administrative fee for Administrative Class, Advisor Class and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.10%. These supervisory and administrative fee decreases will result in the Portfolio’s Management Fees decreasing by 0.10% for each of the Administrative Class, Advisor Class and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectus, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Supervisory and Administrative Fee” sections. In addition, effective October 1, 2026, in the SAI, corresponding changes are made to the “Management of the Trust-Supervisory and Administrative Fee Rates” section.
Investors Should Retain This Supplement for Future Reference
PIMCO_SUPP1_082126

PIMCO Variable Insurance Trust
Supplement Dated August 21, 2026 to the
PIMCO All Asset Portfolio Administrative Class Prospectus, PIMCO All Asset Portfolio Advisor Class Prospectus, PIMCO All Asset Portfolio Class M Prospectus and PIMCO All Asset Portfolio Institutional Class Prospectus, each dated April 30, 2026, as supplemented from time to time (the “Prospectuses”)
Disclosure Related to the PIMCO All Asset Portfolio (the “Portfolio”)
Effective October 1, 2026, the supervisory and administrative fee for Administrative Class, Advisor Class, Class M and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Portfolio’s Management Fees decreasing by 0.05% for each of the Administrative Class, Advisor Class, Class M and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectuses, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Supervisory and Administrative Fee” sections.
Investors Should Retain This Supplement for Future Reference
PIMCO_SUPP2_082126

PIMCO Variable Insurance Trust
Supplement Dated August 21, 2026 to the
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class Prospectus, PIMCO Global Bond Opportunities Portfolio (Unhedged) Advisor Class Prospectus and PIMCO Global Bond Opportunities Portfolio (Unhedged) Institutional Class Prospectus, each dated April 30, 2026, as supplemented from time to time (the “Prospectuses”)
Disclosure Related to the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the “Portfolio”)
Effective October 1, 2026, the supervisory and administrative fee for Administrative Class, Advisor Class and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.05%. These supervisory and administrative fee decreases will result in the Portfolio’s Management Fees decreasing by 0.05% for each of the Administrative Class, Advisor Class and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectuses, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Supervisory and Administrative Fee” sections.
Investors Should Retain This Supplement for Future Reference
PIMCO_SUPP3_082126

PIMCO Variable Insurance Trust
Supplement Dated August 21, 2026 to the
PIMCO Global Managed Asset Allocation Portfolio Administrative Class Prospectus, PIMCO Global Managed Asset Allocation Portfolio Advisor Class Prospectus and PIMCO Global Managed Asset Allocation Portfolio Institutional Class Prospectus, each dated April 30, 2026, as supplemented from time to time (the “Prospectuses”)
Disclosure Related to the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”)
Effective October 1, 2026, the advisory fee for Administrative Class, Advisor Class and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.35%. These advisory fee decreases will result in the Portfolio’s Management Fees decreasing by 0.35% for each of the Administrative Class, Advisor Class and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectuses, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Advisory Fee” sections.
Investors Should Retain This Supplement for Future Reference
PIMCO_SUPP4_082126

PIMCO Variable Insurance Trust
Supplement Dated August 21, 2026 to the
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Administrative Class Prospectus, PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Prospectus and PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Institutional Class Prospectus, each dated April 30, 2026, as supplemented from time to time (the “Prospectuses”)
Disclosure Related to the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”)
Effective October 1, 2026, the supervisory and administrative fee for Administrative Class, Advisor Class and Institutional Class shares of the Portfolio, each stated as a percentage of the Portfolio’s average daily net assets, will each decrease by 0.10%. These supervisory and administrative fee decreases will result in the Portfolio’s Management Fees decreasing by 0.10% for each of the Administrative Class, Advisor Class and Institutional Class shares of the Portfolio.
Accordingly, effective October 1, 2026, in the Prospectuses, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Examples following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios-Management Fees” and “Management of the Portfolios-Management Fees-Supervisory and Administrative Fee” sections.
Investors Should Retain This Supplement for Future Reference
PIMCO_SUPP5_082126